Sterling Capital Diverse Multi Manager Active ETF

DEIF
a series of Northern Lights Fund Trust IV

Supplement dated December 6, 2022

To the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”) of Sterling Capital
Diverse Multi-Manager Active ETF (the “Fund”) dated September 28, 2022, as supplemented November 8, 2022

Effective immediately, James Anders no longer serves as a portfolio manager of the Fund. Therefore, all references to James Anders are removed from the Fund’s Prospectus, Summary Prospectus and SAI.

You should read this Supplement in conjunction with the Fund’s Prospectus, Summary Prospectus and SAI dated September 28, 2022, as supplemented November 8, 2022, which provide information that you should know about the Fund before investing. The Fund’s Prospectus and SAI have each been filed with the Securities and Exchange Commission and are incorporated by reference. Copies of these documents may be obtained without charge by visiting www.sterlingcapital.com/etf or by calling 1-888-637-7798.